Finance Lease - Assets recorded under finance leases (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finance Lease
Vessels and vessel equipment, net of accumulated depreciation	$ 326,599,910	$ 282,930,184
Deferred drydock expenditures, net of accumulated amortization	5,353,419	2,751,781
Ballast water treatment systems, installation in progress	1,079,755	2,141,135
Total finance lease asset	$ 333,033,084	$ 287,823,100
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Investments and Other Noncurrent Assets, Property, Plant and Equipment, Net, Deferred Drydock Expenditures Net	Investments and Other Noncurrent Assets, Property, Plant and Equipment, Net, Deferred Drydock Expenditures Net